Other Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Other Receivables (Tables) [Line Items]
Schedule of other receivables, net
March 31, 2023
Notes receivable, gross	$94,512,428
Deferred transaction income	(3,479,795)
Notes receivable, amortized cost	$91,032,633

December 31, 2022

Notes receivable, gross	$107,650,187
Less allowance for uncollectible accounts:
Balance at beginning of year	(23,114,173)
Provision	(29,437,179)
Charge-offs, net of recoveries totaling $5,040,041	42,327,901
Total allowance for uncollectible accounts	(10,223,451)
Notes receivable, net of allowance	97,426,736
Deferred transaction income	(4,068,332)
Notes receivable, net	$93,358,404

	2022	2021
Notes receivable, gross	$107,650,187	$162,341,675
Less allowance for uncollectible accounts:
Balance at beginning of year	(23,114,173)	(11,133,146)
Provision	(29,437,179)	(52,621,682)
Charge-offs, net of recoveries totaling $5,040,041 and $6,153,728, respectively	42,327,901	40,640,655
Total allowance for uncollectible accounts	(10,223,451)	(23,114,173)
Notes receivable, net of allowance	97,426,736	139,227,502
Deferred transaction income	(4,068,332)	(5,240,919)
Notes receivable, net	$93,358,404	$133,986,583

Schedule of account reactivation fees receivable and related allowance
	For the three months ended March 31,
	2023	2022
Balance at beginning of period	$10,223,451	$23,114,173
Adoption of Accounting Standards Update No. 2016-13	(878,577)	—
Provision for credit losses	1,694,364	10,465,595
Charge-offs	(6,119,010)	(15,305,982)
Recoveries of charged-off receivables	1,331,537	1,427,547
Balance at end of period	$6,251,765	$19,701,333

	2022	2021
Account reactivation fees receivable, gross	$1,190,447	$3,016,514
Less allowance for uncollectible accounts:
Balance at start of period	(1,691,071)	(1,071,588)
Provision	(7,588,253)	(6,128,851)
Charge-offs, net of recoveries totaling $1,252,437 and $1,273,319, respectively	8,298,611	5,509,368
Total allowance for uncollectible accounts	(980,713)	(1,691,071)
Account reactivation fees receivable, net	$209,734	$1,325,443

Schedule of other receivables, net
As of	March 31, 2023	December 31, 2022
Account reactivation fees receivable, net	$137,010	$209,734
Receivables from merchants, net	1,750,934	2,322,976
Other receivables, net	$1,887,944	$2,532,710
	For the three months ended March 31,
	2023	2022
Balance at beginning of period	$980,713	$1,691,071
Provision for other credit losses	516,319	2,320,268
Charge-offs	(997,683)	(2,543,447)
Recoveries of charged-off receivables	237,142	327,068
Balance at end of period	$736,491	$1,794,960

Other Receivables, Account Reactivation Fees [Member]
Other Receivables (Tables) [Line Items]
Schedule of other receivables, net
	2022	2021
Account reactivation fees receivable, net	$209,734	$1,325,443
Receivables from merchants, net	2,322,976	3,758,656
Other receivables, net	$2,532,710	$5,084,099